Segment Information - Schedule of Segments (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Segment Reporting Information [Line Items]
REVENUES, NET	$ 60,236,666	$ 7,673,558	$ 79,256,623	$ 235,667,734	$ 30,339,448	$ 174,202,627
COST OF REVENUES
COST OF REVENUES	(34,437,339)	(4,386,978)	(62,897,307)	(186,223,181)	(23,974,043)	(139,154,316)
Gross profit	25,799,327	3,286,580	16,359,316	49,444,553	6,365,405	35,048,311
EXPENSES
Selling and marketing	(3,581,199)	(456,209)	(2,045,399)	(4,392,521)	(565,486)	(3,132,277)
Lease expenses – Related party	(360,000)	(45,860)	(360,000)
Depreciation	(820,441)	(104,516)	(276,041)	(3,831,567)	(493,269)	(2,540,273)
Amortization	(1,241,642)	(158,173)		(1,481,738)	(190,756)	(112,049)
Staff cost	(10,644,573)	(1,356,014)	(7,743,398)	(18,486,483)	(2,379,917)	(13,260,898)
Leases expenses	(3,070,526)	(391,155)	(2,110,406)
Professional fee	(2,937,417)	(374,198)	(479,456)	(2,840,139)	(365,634)	(2,204,622)
Reversal of expected credit losses	2,291,797	291,952	(267,373)	(1,253,368)	(161,356)	(1,383,316)
Others	(3,175,760)	(404,560)	(2,590,533)	(4,867,313)	(626,610)	(2,648,351)
Total expenses	(23,539,761)	(2,998,733)	(15,872,606)	(37,873,129)	(4,875,720)	(26,001,786)
INCOME FROM OPERATION	2,259,566	287,847	486,710	11,571,424	1,489,685	9,046,525
OTHER INCOME (EXPENSES)
Interest income			49,895	134,230	17,280	326
Interest expense	(622,140)	(79,255)	(1,460,788)
Change in a fair value of investment of a joint venture	33,934	4,323
Agency income – related party	1,248,117	158,998	2,361,596	1,170,664	150,709	2,662,034
Other income	18,264	2,327		134,230	17,280	326
Other expense	(15,885)	(2,024)	(24,805)			(302,784)
Total other income, net	662,290	84,369	925,898	(2,422,184)	(311,828)	(3,306,655)
INCOME BEFORE INCOME TAX	2,921,856	372,216	1,412,608	9,149,240	1,177,857	5,739,870
INCOME TAX EXPENSES	(885,588)	(112,815)		(1,085,909)	(139,798)	(1,325,137)
NET INCOME	2,036,268	259,401	1,412,608	8,063,331	1,038,059	4,414,733
Total assets	137,766,523			135,647,692		90,616,829	$ 17,550,100	$ 17,463,045
Total liabilities	(79,582,661)			(78,821,221)		(93,003,639)	(10,138,048)	$ (10,147,305)
Net assets	58,183,862			56,826,471			$ 7,412,052
Related Party
COST OF REVENUES
COST OF REVENUES	(5,385,166)	(686,017)	(3,504,012)	(7,915,189)	(1,018,987)	(34,213,521)
External
COST OF REVENUES
COST OF REVENUES	$ (29,052,173)	$ (3,700,961)	$ (59,393,295)	$ (178,307,992)	$ (22,955,056)	$ (104,940,795)